CONTRACTHOLDER BONUS INTEREST CREDITS	12 Months Ended
Dec. 31, 2012
Contractholder Bonus Interest Credits [Abstract]
Contractholder Bonus Interest Credits

6)       CONTRACTHOLDER BONUS INTEREST CREDITS

Changes in the deferred asset for contractholder bonus interest credits are as follows:

	December 31,
	2012	2011

	(In Millions)

Balance, beginning of year	$718	$772
Contractholder bonus interest credits deferred	30	34
Amortization charged to income	(127)	(88)
Balance, End of Year	$621	$718